Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from operating activities:
Net income / (loss)	$ (21,201)	$ (3,268)	$ 5,770
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation of property, plant & equipment	630	569	404
Amortization of intangible assets		1	4
Write-off gain		(2,240)
Interest and amortization of debt discount	1,003	689	355
Loss on debt extinguishment	100
Stock-based compensation	148
Inventory valuation allowance	(524)	594	554
Deferred tax asset write-off	3,077
Income tax expense / (recovery) net of cash paid	4	225	(3,250)
Other non cash expenses /(income)
Expenses settled in equity	441	153
Expenses accrued under noncurrent liabilities			882
Unrealized and non cash foreign currency transactions	(478)	112
Reclassification to financial activities	255
Changes in operating assets and liabilities, net of effects of businesses acquired / divested
Decrease (increase) in accounts receivables	1,451	(2,834)	387
Decrease (increase) in inventories	4,337	2,319	(5,354)
Decrease (increase) in other current assets and prepaids, net	423	275	(778)
Decrease (increase) in deferred research & development tax credits, net	(528)	(1,026)	154
Decrease (increase) in other noncurrent assets, net	(189)	(6)	5
Increase (decrease) in accounts payable	2,100	39	(521)
Increase (decrease) in deferred revenue, current	5
Increase (decrease) in income tax payable		(45)	44
Increase (decrease) in other current liabilities	145	(10)	(31)
Increase (decrease) in defined benefit pension liability	37	31	(179)
Increase (decrease) in interest on debt owed to related parties	167	35	164
Increase (decrease) in net balance owed to related parties, excluding debt and interest on debt	(2,608)	1,347	1,836
Net cash provided by / (used in) operating activities	(11,205)	(3,040)	446
Cash Flows from investing activities:
Sale / (acquisition) of property, plant and equipment	(571)	(3,021)	(299)
Net cash provided by / (used in) investing activities	(571)	(3,021)	(299)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	17,610
Proceeds from issuance of Common Stock	60,000
Common Stock issuance costs	(4,855)
Proceeds from debt			1,750
Repayment of indebtedness to related parties	(1,407)
Payments of debt issue costs	(1,867)	(680)
Proceeds from convertible loan issuance	20,000	9,600
Net cash provided by / (used in) financing activities	89,481	8,920	1,750
Effect of exchange rate changes on cash and cash equivalents	24	(21)	96
Cash and cash equivalents
Net increase / (decrease) during the period	77,729	2,838	1,993
Balance, beginning of period	6,895	4,057	2,064
Cash and cash equivalents balance, end of period	84,624	6,895	4,057
Supplemental cash flow information for financing and investing activities
Cash paid for income tax	4		4
Noncash conversion of convertible loans into common stock	21,825	8,175
Recapitalization by WISeKey International Holding Ltd			7,348
ROU assets obtained from operating lease	$ 62	$ 65	$ 56